Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calender Year or Quater Ended: June 31, 2000

Check Here if Amendment ()
This Amendment (Check only one):() is a restatment
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	1030 East Putnam Avenue
		       P.O. Box 2200
		       Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III,1030 East Putnam Avenue
Greenwich, CT 06830, December 31, 2000

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 55
From 13F Information Table Value Total (USD): 142,765,000.00
List of Other Managers Included: None
Voting Authority: None









                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of clas   CUSIP (x$1000)  Prn Amt   Prn CallDscretn

AFLAC Inc.             COM     001055102   1371     18995  SH         Sole
Abbott Labs            COM     002824100   1023     21116  SH         Sole
American Express       COM     025816109   8337    151763  SH         Sole
American Home Prod.    COM     026609107    737     11599  SH         Sole
American Int'l Group   COM     026874107  18476    187454  SH         Sole
Amgen Inc              COM     031162100   2182     34133  SH         Sole
Automatic Data ProcessiCOM     053015103   3096     48896  SH         Sole
BellSouth              COM     079860102    557     13598  SH         Sole
Berkshire Hathaway     COM     084670991   1395        45  SH         Sole
Berkshire Hathaway B   COM     084670207   8691      3692  SH         Sole
Bristol-Myers Squibb   COM     110122108   1543     20873  SH         Sole
Burlington Santa Fe    COM     12189T104    378     13350  SH         Sole
CenturyTel Inc.        COM     156700106    572     16000  SH         Sole
Chase Manhattan Corp   COM     16161A108    422      9285  SH         Sole
Chevron                COM     166751107    313      3708  SH         Sole
CitiGroup Inc          COM     172967101   2122     41556  SH         Sole
Clorox Company         COM     189054109    265      7463  SH         Sole
Coca-Cola              COM     191216100   3449     56599  SH         Sole
Colgate Palmolive      COM     194162103   2933     45441  SH         Sole
Conseco Inc            COM     208464107   1677    127179  SH         Sole
Disney                 COM     254687106   2152     74350  SH         Sole
Emerson Electric       COM     291011104   2015     25571  SH         Sole
Exxon Mobil Corp       COM     302290101   2099     24140  SH         Sole
Fannie Mae             COM     313586109   6321     72865  SH         Sole
Freddie Mac            COM     313400301   2099     30475  SH         Sole
GAP                    COM     364760108    497     19475  SH         Sole
General Electric       COM     369604103  11672    243488  SH         Sole
General Motors H       COM     370442832    730     31727  SH         Sole
Genzyme Corp           COM     372917104    463      5145  SH         Sole
Gillette               COM     375766102   2992     82811  SH         Sole
H&R Block              COM     093671105   1235     29843  SH         Sole
Home Depot             COM     437076102   2016     44128  SH         Sole
Honeywell InternationalCOM     438516106    840     17745  SH         Sole
Jefferson-Pilot Corp   COM     475070108   3132     41905  SH         Sole
Johnson & Johnson      COM     478160104   3757     35763  SH         Sole
McDonalds              COM     580135101   1157     34025  SH         Sole
Medtronic              COM     585055106    941      9840  SH         Sole
Merck                  COM     589331107   3349     35770  SH         Sole
MicroSoft              COM     594918104   3239     74672  SH         Sole
Mutual Risk Management COM                  260     17100  SH         Sole
Nestle SA Rep Rg Adr   COM     641069406    264      2900  SH         Sole
Pepsico Inc.           COM     713448108   1027     20730  SH         Sole
Pfizer                 COM     717081103  10546    229255  SH         Sole
Procter & Gamble       COM     742718109   2202     28075  SH         Sole
Royal Dutch Petroleum  COM     780257804    545      9000  SH         Sole
SBC Communications     COM     78387G103   1243     26029  SH         Sole
Sara Lee               COM     803111103    257     10465  SH         Sole
Schering-Plough        COM     806605101   1334     23513  SH         Sole
Sealed Aior Corp       COM                 3425    112290  SH         Sole
Tredegar Corp          COM     894650100    209     12000  SH         Sole
USA Education          COM     78442A109   6709     98658  SH         Sole
Verizon Communications COM                  645     12860  SH         Sole
Washington Post        COM                  592       960  SH         Sole
Wells Fargo & Co.      COM     949746101   1101     19771  SH         Sole
Wesco Financial        COM     950817106    709      2515  SH         Sole